Segment Information Level 4 (Details) - EBITDA by Segment (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes	$ 20	$ 17	$ 19
EPCD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	290	279	351
Earnings from unconsolidated entities, net of taxes
FPD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	255	235	205
Earnings from unconsolidated entities, net of taxes
FPD [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]	$ (83)	$ (68)	$ (57)